                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                              -----------------
         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Domenic J. Ferrante
Title:  Managing Director
Phone:  (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Domenic J. Ferrante            Boston, MA                  05/15/2008
----------------------------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2
Form 13F Information Table Entry Total:             82
Form 13F Information Table Value Total:     $5,699,580
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.   Form 13F File Number   Name
-----   --------------------   -------------------------------------
    1   28-06946               Brookside Capital Partners Fund, L.P.
    2   28-06924               Brookside Capital Investors, L.P.

                      Brookside Capital Partners Fund, L.P.
                    Form 13F Information Table as of 03/31/08

                                                             Market
                                                           Value Long                Invesment    Other       Voting Authority
NAME OF ISSUER                 Title of Class   Cusip       x1000          SHARES    Discretion  Managers   Sole   Shared   None
ABERCROMBIE & FITCH CO         CL A             002896207     25,221        344,825     SOLE                 X
ACE LTD                        ORD              G0070K103    101,861      1,850,000     SOLE                 X
ADVENT SOFTWARE INC            COM              007974108     10,012        234,907     SOLE                 X
AFLAC INC                      COM              001055102    155,880      2,400,000     SOLE                 X
ALBEMARLE CORP                 COM              012653101     41,446      1,134,884     SOLE                 X
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105      8,224      3,426,638     SOLE                 X
ALLSTATE CORP                  COM              020002101    110,538      2,300,000     SOLE                 X
APP PHARMACEUTICALS INC        COM              00202H108     17,990      1,489,206     SOLE                 X
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104     49,591        606,253     SOLE                 X
ARIBA INC                      COM NEW          04033V203      5,060        523,805     SOLE                 X
BANK OF NEW YORK MELLON CORP   COM              064058100     31,298        750,000     SOLE                 X
BARE ESCENTUALS INC            COM              067511105     90,150      3,849,271     SOLE                 X
BIGBAND NETWORKS INC           COM              089750509     28,356      4,948,619     SOLE                 X
BLADELOGIC INC                 COM              09265M102      8,976        320,000     SOLE                 X
BRIGHTPOINT INC                COM NEW          109473405      1,975        236,200     SOLE                 X
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    250,998     34,383,312     SOLE                 X
CADENCE DESIGN SYSTEM INC      COM              127387108    124,285     11,637,213     SOLE                 X
CELANESE CORP DEL              COM SER A        150870103    154,512      3,956,773     SOLE                 X
CELGENE CORP                   COM              151020104     25,484        415,794     SOLE                 X
CERAGON NETWORKS LTD           ORD              M22013102      8,701        920,762     SOLE                 X
CIENA CORP                     COM NEW          171779309     74,480      2,415,820     SOLE                 X
CME GROUP INC                  COM              12572Q105     35,183         75,000     SOLE                 X
CNINSURE INC                   SPONSORED ADR    18976M103      4,036        350,000     SOLE                 X
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     89,900      3,118,291     SOLE                 X
COMPANHIA BRASILEIRA DE DIST   SPON ADR PFD     20440T201     21,616        528,000     SOLE                 X
CONEXANT SYSTEMS INC           COM              207142100     11,769     20,295,508     SOLE                 X
COUGAR BIOTECHNOLOGY INC       COM              222083107     19,187        915,847     SOLE                 X
CVS CAREMARK CORPORATION       COM              126650100    293,698      7,250,012     SOLE                 X
DIRECTV GROUP INC              COM              25459L106     73,314      2,957,400     SOLE                 X
DOMINOS PIZZA INC              COM              25754A201     20,025      1,484,424     SOLE                 X
DREAMWORKS ANIMATION SKG INC   CL A             26153C103     78,612      3,049,335     SOLE                 X
E HOUSE CHINA HLDGS LTD        ADR              26852W103     40,523      3,081,573     SOLE                 X
E M C CORP MASS                COM              268648102    101,093      7,049,749     SOLE                 X
ELECTRONIC ARTS INC            COM              285512109     51,781      1,037,286     SOLE                 X
ELOYALTY CORP                  COM NEW          290151307      3,917        486,031     SOLE                 X
EQUINIX INC                    COM NEW          29444U502     23,704        356,500     SOLE                 X
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103     44,204      3,708,383     SOLE                 X
FORMFACTOR INC                 COM              346375108     12,299        643,934     SOLE                 X
GLOBAL BPO SVCS CORP           UNIT 99/99/9999  378981203      9,625      1,250,000     SOLE                 X
GMARKET INC                    SPON ADR         38012G100     24,108      1,125,472     SOLE                 X
GOOGLE INC                     CL A             38259P508    114,624        260,230     SOLE                 X
GREEN MTN COFFEE ROASTERS IN   COM              393122106     56,737      1,792,637     SOLE                 X
HANSEN NAT CORP                COM              411310105    148,801      4,215,337     SOLE                 X
INGERSOLL-RAND COMPANY LTD     CL A             G4776G 10 1  114,945      2,578,400     SOLE                 X
INTERCONTINENTALEXCHANGE INC   COM              45865V100    117,450        900,000     SOLE                 X
INTUIT                         COM              461202103    268,716      9,948,751     SOLE                 X
INVESCO LTD                    SHS              G491BT 10 8   51,631      2,119,500     SOLE                 X
JAZZ PHARMACEUTICALS INC       COM              472147107         75          8,368     SOLE                 X
MACYS INC                      COM              55616P104     46,120      2,000,000     SOLE                 X
MAP PHARMACEUTICALS INC        COM              56509R108     41,903      2,999,526     SOLE                 X
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     36,867      1,273,915     SOLE                 X
MOODYS CORP                    COM              615369105    190,977      5,483,130     SOLE                 X
NALCO HOLDING COMPANY          COM              62985Q101     17,310        818,457     SOLE                 X
NANOSPHERE INC                 COM              63009F105     38,737      4,473,037     SOLE                 X
NETEASE COM INC                SPONSORED ADR    64110W102     17,986        936,300     SOLE                 X
NEUROMETRIX INC                COM              641255104         95      51,966.00     SOLE                 X
NOKIA CORP                     SPONSORED ADR    654902204    105,972      3,329,300     SOLE                 X
OMNITURE INC                   COM              68212S109      9,072        390,877     SOLE                 X
ON SEMICONDUCTOR CORP          COM              682189105     85,203     15,000,485     SOLE                 X
OPNEXT INC                     COM              68375V105     10,834      1,987,878     SOLE                 X
P F CHANGS CHINA BISTRO INC    COM              69333Y108     68,123      2,395,340     SOLE                 X
PHOENIX TECHNOLOGY LTD         COM              719153108     28,017      1,789,077     SOLE                 X
POTASH CORP SASK INC           COM              73755L107     15,808        101,850     SOLE                 X
QUALCOMM INC                   COM              747525103    306,675      7,479,881     SOLE                 X
QUANTUM CORP                   COM DSSG         747906204     19,753      9,230,553     SOLE                 X
RUBICON TECHNOLOGY INC         COM              78112T107     10,901        376,165     SOLE                 X
STAPLES INC                    COM              855030102     23,184      1,048,553     SOLE                 X
STATE STR CORP                 COM              857477103     79,000      1,000,000     SOLE                 X
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     62,123      2,434,297     SOLE                 X
TARGANTA THERAPEUTICS CORP     COM              87612C100     20,677      2,667,987     SOLE                 X
TEKELEC                        COM              879101103     84,614      6,796,298     SOLE                 X
TERRA INDS INC                 COM              880915103    254,230      7,155,369     SOLE                 X
TRANSOCEAN INC NEW             SHS              G90073100    285,330      2,110,428     SOLE                 X
ULTA SALON COSMETICS & FRAG I  COM              90384S303     33,620      2,394,611     SOLE                 X
UNITED STATES STL CORP NEW     COM              912909108    176,654      1,392,400     SOLE                 X
VANCEINFO TECHNOLOGIES INC     ADR              921564100      7,727      1,136,340     SOLE                 X
VERIFONE HLDGS INC             COM              92342Y109     75,440      4,753,600     SOLE                 X
VERIGY LTD                     SHS              Y93691 10 6    4,736        251,385     SOLE                 X
VERTEX PHARMACEUTICALS INC     COM              92532F100    186,991      7,827,175     SOLE                 X
VONAGE HLDGS CORP              COM              92886T201      9,975   5,391,648.00     SOLE                 X
WILLIS GROUP HOLDINGS LTD      SHS              G96655108     33,610      1,000,000     SOLE                 X
YAHOO INC                      COM              984332106    154,706      5,347,589     SOLE                 X